Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Apr. 01, 2016
Supplement [Text Block]	nftii_SupplementTextBlock

LOOMIS SAYLES DIVIDEND INCOME FUND

Supplement dated June 17, 2016 to the Prospectus and Summary Prospectus of Loomis Sayles Dividend Income Fund, each dated April 1, 2016, as may be revised and supplemented from time to time:

On June 17, 2016, the Board of Trustees (the “Board”) of Natixis Funds Trust II (the “Trust”) approved changes to the principal investment strategies of Loomis Sayles Dividend Income Fund (the “Fund”). Effective at the close of business on July 18, 2016, the Fund’s principal investment strategies will be amended and restated as described below.

Effective at the close of business on July 18, 2016, the sub-section “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby replaced with the following with regard to the Fund:

Under normal market conditions, the Fund will invest at least 80% of its assets in income-producing equity securities. Equity securities purchased by the Fund may include common stocks, preferred stocks, warrants, interests in real estate investment trusts (“REITs”) and securities convertible into common or preferred stocks, among others. A significant majority of the equity securities purchased by the Fund will be traded on a U.S. exchange and denominated in U.S. dollars. The Fund’s non-U.S. equity investments, which will consist generally of American Depositary Receipts but may include direct foreign investments as well, will be limited to 20% of the Fund’s assets. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if they are included in U.S. equity indices published by Standard & Poor’s or Russell Investments.

In deciding which securities to buy and sell, the Adviser seeks to identify companies that it believes are, among other things, attractively valued based on the Adviser’s estimate of intrinsic value, and have a strong track-record and/or potential for high dividend yield. The Adviser generally emphasizes high dividend yielding securities, but also attempts to balance risk and return and assess the future dividend paying ability of the issuers of such securities. The Adviser expects that the Fund’s yield, which reflects the level of dividends paid by the Fund, will exceed the yield of the S&P 500® Index under normal market conditions. The Adviser generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund’s holdings among various sectors of the economy.

The Fund may also purchase and sell (write) options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Effective at the close of business on July 18, 2016, the sub-section “Principal Investment Risks” in the “Fund Summary” and “More Information About the Fund” sections is revised to remove the following risks and their corresponding disclosures with regard to the Fund: Allocation Risk, Below Investment Grade Fixed-Income Securities Risk, Fixed-Income Securities Risk and Interest Rate Risk.

Effective at the close of business on July 18, 2016, the sub-section “Principal Investment Risks” in the “Fund Summary” section is hereby revised to replace “Equity Securities Risk” and its corresponding disclosures with the following with regard to the Fund:

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Rule 144A securities may be less liquid than other equity securities.

Effective at the close of business on July 18, 2016, the sub-section “Principal Investment Risks” in the “Fund Summary” and “More Information About the Fund” sections is hereby supplemented with the following with regard to the Fund:

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Effective at the close of business on July 18, 2016, the sub-section “Risk/Return Bar Chart and Table” in the “Fund Summary” section is hereby supplemented with the following disclosure, immediately following the table entitled “Average Annual Total Returns,” with regard to the Fund:

The Fund revised its investment strategies on October 15, 2014 and July 18, 2016; performance may have been different had the current investment strategies been in place for all periods shown.

Loomis Sayles Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

LOOMIS SAYLES DIVIDEND INCOME FUND

Supplement dated June 17, 2016 to the Prospectus and Summary Prospectus of Loomis Sayles Dividend Income Fund, each dated April 1, 2016, as may be revised and supplemented from time to time:

On June 17, 2016, the Board of Trustees (the “Board”) of Natixis Funds Trust II (the “Trust”) approved changes to the principal investment strategies of Loomis Sayles Dividend Income Fund (the “Fund”). Effective at the close of business on July 18, 2016, the Fund’s principal investment strategies will be amended and restated as described below.

Effective at the close of business on July 18, 2016, the sub-section “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby replaced with the following with regard to the Fund:

Under normal market conditions, the Fund will invest at least 80% of its assets in income-producing equity securities. Equity securities purchased by the Fund may include common stocks, preferred stocks, warrants, interests in real estate investment trusts (“REITs”) and securities convertible into common or preferred stocks, among others. A significant majority of the equity securities purchased by the Fund will be traded on a U.S. exchange and denominated in U.S. dollars. The Fund’s non-U.S. equity investments, which will consist generally of American Depositary Receipts but may include direct foreign investments as well, will be limited to 20% of the Fund’s assets. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if they are included in U.S. equity indices published by Standard & Poor’s or Russell Investments.

In deciding which securities to buy and sell, the Adviser seeks to identify companies that it believes are, among other things, attractively valued based on the Adviser’s estimate of intrinsic value, and have a strong track-record and/or potential for high dividend yield. The Adviser generally emphasizes high dividend yielding securities, but also attempts to balance risk and return and assess the future dividend paying ability of the issuers of such securities. The Adviser expects that the Fund’s yield, which reflects the level of dividends paid by the Fund, will exceed the yield of the S&P 500® Index under normal market conditions. The Adviser generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund’s holdings among various sectors of the economy.

The Fund may also purchase and sell (write) options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Effective at the close of business on July 18, 2016, the sub-section “Principal Investment Risks” in the “Fund Summary” and “More Information About the Fund” sections is revised to remove the following risks and their corresponding disclosures with regard to the Fund: Allocation Risk, Below Investment Grade Fixed-Income Securities Risk, Fixed-Income Securities Risk and Interest Rate Risk.

Effective at the close of business on July 18, 2016, the sub-section “Principal Investment Risks” in the “Fund Summary” section is hereby revised to replace “Equity Securities Risk” and its corresponding disclosures with the following with regard to the Fund:

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Rule 144A securities may be less liquid than other equity securities.

Effective at the close of business on July 18, 2016, the sub-section “Principal Investment Risks” in the “Fund Summary” and “More Information About the Fund” sections is hereby supplemented with the following with regard to the Fund:

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Effective at the close of business on July 18, 2016, the sub-section “Risk/Return Bar Chart and Table” in the “Fund Summary” section is hereby supplemented with the following disclosure, immediately following the table entitled “Average Annual Total Returns,” with regard to the Fund:

The Fund revised its investment strategies on October 15, 2014 and July 18, 2016; performance may have been different had the current investment strategies been in place for all periods shown.